SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 31	$ 399
Advertising costs	88	63	129
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	13,603,600	9,926,938	7,384,569
Number of shares of common stock in excess of the Company's authorized shares in case of potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	4,640,298
Common stock, shares authorized	17,000,000	17,000,000		33,333,334
Total revenue [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	72.00%	75.00%	74.00%
Accounts receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	56.00%	60.00%
United States [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	3,787
Europe, Japan and Israel [Member]
Accounting Policies [Line Items]
Total cash balance not insured by the FDIC	2,841
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	210,000		332,000
Shares Issuable upon Conversion of Convertible Notes Payable to Related Party[Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	13,393,600	9,926,938	7,052,569
Maximum [Member]
Accounting Policies [Line Items]
FDIC Insured amount	250
Equipment and facilities [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Equipment and facilities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	20 years
Internal-use software [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Certificate of deposit [Member]
Accounting Policies [Line Items]
Restricted cash	3,500	3,500
Cash collateral for outstanding letters of credit [Member]
Accounting Policies [Line Items]
Restricted cash	285	274
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	$ 1,622	$ 1,083